Note 9 - Stock-Based Awards (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of Shares	Exercise Price Range	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding at April 1, 2014	4,377,874	$0.85 – $4.88	$1.78	6.0
Granted	830,000	0.90 – 1.25	1.06
Exercised	(25,000)	0.97 – 0.97	0.97
Canceled	(877,764)	0.95 – 4.30	2.40
Outstanding at September 30, 2014	4,305,110	$0.85 – $4.88	$1.52	6.4
Vested and expected to vest at September 30, 2014	4,262,557	$0.85 – $4.88	$1.53	6.4
Exercisable at September 30, 2014	3,260,194	$0.85 – $4.88	$1.64	5.5

	Fiscal Year Ended March 31,
	2014		2013
	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Outstanding at April 1	5,780,608	$2.09	6,007,661	$2.23
Granted	1,096,500	1.04	1,019,750	1.25
Exercised	—	—	(87,881)	1.13
Cancelled (1)	(2,499,234)	2.19	(1,158,922)	2.18
Outstanding at March 31	4,377,874	$1.78	5,780,608	$2.09
Vested and expected to vest at March 31	4,302,138	$1.79	5,622,126	$2.10
Exercisable at March 31	3,531,403	$1.90	3,580,173	$2.34

(1)	Includes cancellation of unvested stock options granted to Vision’s former President and Chief Executive Officer, Cynthia F. Ansari (1,125,000 stock options), and Vision’s former EVP, Corporate Development and Chief Financial Officer, Katherine L. Wolf (612,458 stock options).

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
	Stock Options Outstanding			Stock Options Exercisable
Range of Exercise Prices	Number of Shares	Weighted Average Remaining Contractual Life	Weighted Exercise Average Price	Number of Shares	Weighted Average Exercise Price
$0.79 - $1.16	1,591,250	8.07	$1.00	994,500	$1.00
$1.17 - $2.32	1,868,399	4.88	$1.64	1,710,586	$1.62
$2.33 - $3.48	464,350	6.63	$2.63	372,442	$2.65
$3.49 - $4.65	293,375	1.23	$3.93	293,375	$3.93
$4.66 - $5.81	160,500	4.16	$4.88	160,500	$4.88
	4,377,874	5.96	$1.78	3,531,403	$1.90

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
	Number of Shares	Weighted Average Grant Price
Nonvested at April 1, 2014	1,325,402	$1.06
Granted	473,605	1.08
Vested	(91,450)	1.38
Forfeited	(319,805)	1.05
Nonvested at September 30, 2014	1,387,752	$1.05

	Fiscal Year Ended March 31,
	2014		2013
	Number of Shares	Weighted Average Grant Price	Number of Share	Weighted Average Grant Price
Nonvested at April 1	122,044	$2.37	306,606	$2.50
Granted	1,365,000	1.00	40,000	1.40
Vested	(161,642)	1.54	(174,284)	2.30
Forfeited	—	—	(50,278)	2.66
Nonvested at March 31	1,325,402	$1.06	122,044	$2.37

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Three Months Ended September 30,		Six Months Ended September 30,
	2014	2013	2014	2013
Risk-free interest rate	2.0%	1.4%	2.0%	1.2%
Expected life (in years)	6.5	5.1	6.6	5.5
Expected volatility	78%	75%	77%	80%
Expected dividend yield	—	—	—	—

	Fiscal Year Ended March 31,
	2014	2013
Risk-free interest rate	1.27%	1.05%
Expected life (in years)	5.47	6.43
Expected volatility	79%	84%
Expected dividend yield	—	—

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
	Three Months Ended September 30,		Six Months Ended September 30,
	2014	2013	2014	2013
Cost of sales	$22	$12	$38	$42
Selling, general and administrative expenses	166	(244)	289	265
Research and development expenses	7	5	22	21
Total stock-based compensation expense	$195	$(227)	$349	$328

	Fiscal Year Ended March 31,
	2014	2013
Cost of sales	$54	$89
Selling, general, and administrative expenses (1)	577	1,329
Research and development expenses	63	51
Total stock-based compensation	$694	$1,469

(1)	Reflects reversal of stock-based compensation expense of $289 thousand in fiscal 2014 for the cancellation of unvested stock options granted to Vision’s former President and Chief Executive Officer, Cynthia F. Ansari.